Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	$ 2,620,903	$ 2,572,357	$ 2,404,376
Inter-segment revenues
Total revenues	2,620,903	2,572,357	2,404,376
Depreciation and amortization	121,189	115,308	122,184
Segment operating income	249,845	287,265	219,171
Unallocated corporate expenses	(10,477)	(10,625)	(11,155)
Total operating income	239,368	276,640	208,016
Financial expenses, net	(28,334)	(19,930)	(24,005)
Group’s share of profits of companies accounted for at equity, net	773	(1,808)	505
Taxes on income	(46,075)	(55,235)	(42,614)
Net income	165,732	199,667	141,902
Matrix IT [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	1,416,283	1,388,508	1,344,088
Inter-segment revenues	3,579	4,310	6,529
Total revenues	1,419,862	1,392,818	1,350,617
Depreciation and amortization	55,230	48,288	45,736
Segment operating income	106,831	149,298	102,054
Sapiens [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	514,584	474,736	461,035
Inter-segment revenues
Total revenues	514,584	474,736	461,035
Depreciation and amortization	30,147	33,050	45,732
Segment operating income	80,070	66,164	44,210
Magic Software [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	531,415	561,682	477,643
Inter-segment revenues	3,637	5,110	2,682
Total revenues	535,052	566,792	480,325
Depreciation and amortization	20,553	19,804	19,837
Segment operating income	57,108	61,762	59,785
Michpal [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	36,912	37,714	32,087
Inter-segment revenues		309
Total revenues	36,912	38,023	32,087
Depreciation and amortization	4,801	4,770	4,023
Segment operating income	6,366	8,117	6,838
ZAP Group [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	45,286	49,893	51,640
Inter-segment revenues
Total revenues	45,286	49,893	51,640
Depreciation and amortization	8,090	7,976	7,486
Segment operating income	(3,126)	(1,042)	5,962
Other [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	156,662	133,526	127,641
Inter-segment revenues	525	360
Total revenues	157,187	133,886	127,641
Depreciation and amortization	7,950	6,214	3,776
Segment operating income	9,492	8,311	3,841
Adjustments [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	(80,239)	(73,702)	(89,758)
Inter-segment revenues	(7,741)	(10,089)	(9,211)
Total revenues	(87,980)	(83,791)	(98,969)
Depreciation and amortization	(5,582)	(4,794)	(4,406)
Segment operating income	$ (6,896)	$ (5,345)	$ (3,519)